RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash	$ 4,976,527	$ 4,995,843	$ 5,626,079
Current Assets	10,288,550	8,837,832
Total Assets	10,752,765	9,432,829
Liabilities and Equity
Current liabilities	1,475,718	686,518
Total Liabilities	1,637,277	933,900
Ordinary shares	11,675	11,641
Additional paid in capital	6,845,394	6,734,681
Retained earnings	2,142,657	1,948,804
Accumulated other comprehensive income	(37,558)	(280,345)
Total MDJM Ltd stockholders' equity	9,289,308	8,677,735
Total Liabilities and Equity	$ 10,752,765	$ 9,432,829
Ordinary shares, shares authorized	50,000,000	50,000,000
Common stock par value, per share	$ 0.001	$ 0.001
Common stock, shares issued	11,675,216	11,640,820
Ordinary shares, shares outstanding	11,675,216	11,640,820
MDJM
Assets
Cash	$ 4,976,511	$ 4,995,834	$ 5,626,079
Prepaid expense	2,258	1,532
Current Assets	4,978,769	4,997,366
Investment is subsidiaries	5,140,775	4,621,653
Total Assets	10,119,544	9,619,019
Liabilities and Equity
Current liabilities		550
Due to subsidiaries	830,236	940,734
Total Liabilities	830,236	941,284
Ordinary shares	11,675	11,641
Additional paid in capital	6,845,394	6,734,681
Statutory reserve	327,140	262,954
Retained earnings	2,142,657	1,948,804
Accumulated other comprehensive income	(37,558)	(280,345)
Total MDJM Ltd stockholders' equity	9,289,308	8,677,735
Total Liabilities and Equity	$ 10,119,544	$ 9,619,019